ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	$ 468	$ 418	$ 360
Charge-offs
Recoveries
Provisions	80	50	58
ALLL balance at June 30	548	468	418
Individually evaluated for impairment
Collectively evaluated for impairment				548	468	418
Total ALLL balance	468	468	360	548	468	418
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	356	305	222
Charge-offs
Recoveries
Provisions	49	51	83
ALLL balance at June 30	405	356	305
Individually evaluated for impairment
Collectively evaluated for impairment				405	356	305
Total ALLL balance	356	356	222	405	356	305
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	24	30	57
Charge-offs
Recoveries
Provisions	22	(6)	(27)
ALLL balance at June 30	46	24	30
Individually evaluated for impairment
Collectively evaluated for impairment				46	24	30
Total ALLL balance	24	24	57	46	24	30
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		5	7
Charge-offs
Recoveries
Provisions	10	(5)	(2)
ALLL balance at June 30	10		5
Individually evaluated for impairment
Collectively evaluated for impairment				10		5
Total ALLL balance			7	10		5
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	18	20	22
Charge-offs
Recoveries
Provisions	(1)	(2)	(2)
ALLL balance at June 30	17	18	20
Individually evaluated for impairment
Collectively evaluated for impairment				17	18	20
Total ALLL balance	18	18	22	17	18	20
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	35	20	16
Charge-offs
Recoveries
Provisions	2	15	4
ALLL balance at June 30	37	35	20
Individually evaluated for impairment
Collectively evaluated for impairment				37	35	20
Total ALLL balance	35	35	16	37	35	20
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	31	34	29
Charge-offs
Recoveries
Provisions	(1)	(3)	5
ALLL balance at June 30	30	31	34
Individually evaluated for impairment
Collectively evaluated for impairment				30	31	34
Total ALLL balance	31	31	29	30	31	34
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	4	4	7
Charge-offs
Recoveries
Provisions	(1)		(3)
ALLL balance at June 30	3	4	4
Individually evaluated for impairment
Collectively evaluated for impairment				3	4	4
Total ALLL balance	$ 4	$ 4	$ 7	$ 3	$ 4	$ 4